May 24, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	BMO Funds, Inc. (the “Company”)
Registration Nos.: 33-48907; 811-58433

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Company, please find the Company’s Registration Statement on Form N-14 relating to the reorganization of the BMO Aggregate Bond Fund into the BMO TCH Core Plus Bond Fund, each a series of the Company.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Hawkins

Laura A. Hawkins

cc:	Working Group